INCOME TAXES - Components of Current and Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Income Tax Disclosure [Abstract]
Current tax expense	$ (12,644)	$ (9,305)	$ (5,434)
Deferred tax benefit (expense)	517	(817)	6,484
(Provision for) benefit from income taxes	$ (12,127)	$ (10,122)	$ 1,050